The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2020

Royce Dividend Value Fund
Royce Total Return Fund

I. Effective as of May 18, 2020, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Miles Lewis manage the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager with him since 2007. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Miles Lewis manage the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager since 2011 and was previously assistant portfolio manager (2005-2011). Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

II. Effective as of May 18, 2020, the first paragraph appearing under the heading “Principal Investment Strategy” for Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability.

III. Effective as of May 18, 2020, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

IV. Effective as of May 18, 2020, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

V. Effective as of January 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

VI. Effective as of January 1, 2021, information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

May 18, 2020

ISIPM-051820

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2020

Royce Dividend Value Fund
Royce Total Return Fund

I. Effective as of May 18, 2020, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Miles Lewis manage the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager with him since 2007. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Miles Lewis manage the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager since 2011 and was previously assistant portfolio manager (2005-2011). Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

II. Effective as of May 18, 2020, the first paragraph appearing under the heading “Principal Investment Strategy” for Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability.

III. Effective as of May 18, 2020, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

IV. Effective as of May 18, 2020, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

V. Effective as of January 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

VI. Effective as of January 1, 2021, information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly

May 18, 2020

CRPM-051820